THE MASTERS' SELECT FUNDS
                                                                December 4, 2003
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                        SUPPLEMENT DATED DECEMBER 8, 2003
                        TO PROSPECTUS DATED MAY 23, 2003


MASTERS' SELECT EQUITY FUND
---------------------------

The table appearing under the heading "Fees and Expenses" on page 5 is replaced with the following:

Shareholder Fees (paid directly from your investment)

     Sales Loads                                                     None
     180-Day Redemption Fee(1)                                      2.00%
     Transfer Fees                                                   None


Annual Operating Expenses (deducted from Fund assets)

     Management Fee                                                 1.10%
     Distribution (12b-1) Fee                                        None
     Other Operating Expenses(2)                                    0.17%
                                                                    -----
         Total Annual Fund Operating Expenses(3)                    1.27%
                                                                    =====

(1) You will be charged a 2% fee if you redeem shares of the Fund within 180 days of purchase.
(2) Significant other expenses include custody, fund accounting, transfer agency, legal, audit, and administration.
(3) Through December 31, 2003, the Advisor has contractually agreed to waive a portion of its Management Fee, effectively reducing the ANNUAL Management Fee to 1.08% and reducing annual Fund net operating expenses to 1.25%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     One Year           Three Years           Five Years          Ten Years
       $129                 $403                 $697               $1,534

                                  -Continued-
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MASTERS' SELECT INTERNATIONAL FUND
----------------------------------

The table appearing under the heading "Fees and Expenses" on page 10 is replaced with the following:

Shareholder Fees (paid directly from your investment)

     Sales Loads                                                     None
     180-Day Redemption Fee(1)                                      2.00%
     Transfer Fees                                                   None


Annual Operating Expenses (deducted from Fund assets)

     Management Fee                                                1.100%
     Distribution (12b-1) Fee                                        None
     Other Operating Expenses(2)                                   0.220%
                                                                  -------
         Total Annual Fund Operating Expenses                      1.320%
         Less: Fees Waived(3)                                     (0.175%)
                                                                  -------
     Net Operating Expenses(3)                                     1.145%
                                                                  =======

(1) You will be charged a 2% fee if you redeem shares of the Fund within 180 days of purchase.
(2) Significant other expenses include custody, fund accounting, transfer agency, legal, audit, and administration.
(3) Through December 31, 2004, the Advisor has contractually agreed to waive a portion of its Management Fee, effectively reducing the Management Fee and Fund operating expenses. The amount of the waiver is 0.19% of the Fund's average daily net assets through December 31, 2003 and 0.175% of the Fund's average daily net assets for the period January 1, 2004 through December 31, 2004.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     One Year           Three Years           Five Years          Ten Years
       $117                 $401                 $707               $1,575

MASTERS' SELECT VALUE FUND
--------------------------

The table appearing under the heading "Fees and Expenses" on page 10 is replaced with the following:

Shareholder Fees (paid directly from your investment)

     Sales Loads                                                     None
     180-Day Redemption Fee(1)                                      2.00%
     Transfer Fees                                                   None


Annual Operating Expenses (deducted from Fund assets)

     Management Fee                                                 1.10%
     Distribution (12b-1) Fee                                        None
     Other Operating Expenses(2)                                    0.21%
                                                                   ------
         Total Annual Fund Operating Expenses                       1.31%
         Less: Fees waived(3)                                      (0.02)%
                                                                   ------
     Net Operating Expenses                                         1.29%
                                                                   ======

(1) You will be charged a 2% fee if you redeem shares of the Fund within 180 days of purchase.
(2) Significant other expenses include custody, fund accounting, transfer agency, legal, audit, and administration.
(3) Through December 31, 2004, the Advisor has contractually agreed to waive a portion of its Management Fee, effectively reducing the Management Fee to 1.08%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     One Year           Three Years           Five Years          Ten Years
       $131                 $413                 $716               $1,577

MASTERS' SELECT SMALLER COMPANIES FUND
--------------------------------------

The table appearing under the heading "Fees and Expenses" on page 20 is replaced with the following:

Shareholder Fees (paid directly from your investment)

     Sales Loads                                                     None
     180-Day Redemption Fee(1)                                      2.00%
     Transfer Fees                                                   None

Annual Operating Expenses (deducted from Fund assets)

     Management Fee                                                 1.14%
     Distribution (12b-1) Fee                                        None
     Other Operating Expenses(2)                                    0.61%
                                                                   ------
         Total Annual Fund Operating Expenses                       1.75%
         Less: Fees Reduced(3)                                     (0.03)%
                                                                   ------
     Net Operating Expenses(3)                                      1.72%
                                                                   ======

(1) You will be charged a 2% fee if you redeem shares of the Fund within 180 days of purchase.
(2) This number represents an estimate of significant other expenses including custody, fund accounting, transfer agency, legal, audit, and administration.
(3) Through December 31, 2004, the Advisor has contractually agreed to waive a portion of its Management Fee, effectively reducing the Management Fee to 1.11%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         One Year              Three Years
                           $175                    $548

The paragraph appearing under the heading "Multi-Manager Issues" on page 25 is replaced with the following (changes emphasized in boldface type):

Through December 31, 2003, the Advisor has contractually agreed to waive a portion of the advisory fees equal to approximately 0.020% of the average daily net assets of the Equity Fund; 0.1925% of the average daily net assets of the International Fund, and 0.020% of the average daily net assets of the Value Fund. Effective January 1, 2004, the Advisor will no longer waive its fees for the Equity Fund. In addition, effective January 1, 2004 through December 31, 2004, the Advisor has contractually agreed to waive a portion of the advisory fees equal to approximately 0.175% of the average daily net assets of the International Fund, 0.02% of the average daily net assets of the Value Fund, and 0.03% of the average daily net assets of the Smaller Companies Fund. The Advisor has agreed not to seek recoupment of advisory fees waived.

    PLEASE KEEP THIS SUPPLEMENT DATED DECEMBER 8, 2003, WITH YOUR PROSPECTUS.
    -------------------------------------------------------------------------

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